Schedule of assets and liabilities gain on disposal (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Assets
Prepaid expenses	$ 187,129	$ 253,116
Property, plant and equipment	806,758	1,148,495
Total assets	23,990,782	22,190,994
Liabilities
Accounts payable and accrued liabilities	1,914,432	1,697,289
Provision for environmental rehabilitation	683,642	669,689
Total liabilities	3,087,893	2,874,579
Consideration
Cash received	2,588,600	$ (92,666)	$ 584,968	$ (5,042)
Carrying amount [member]
Assets
Prepaid expenses	180,914
Reclamation deposits	9,000,000
Property, plant and equipment	3,285,680
Total assets	12,466,594
Liabilities
Accounts payable and accrued liabilities	(131,678)
Provision for environmental rehabilitation	(14,111,226)
Total liabilities	(14,242,904)
Net liabilities disposed	(1,776,310)
Consideration
Cash received	5,000,000
Other receivable	2,376,488
Transaction costs	(36,074)
Working capital adjustments	42,145
Total consideration	7,382,559
Gain on disposal of MRG	$ 9,158,869